Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details by nature:
Changes in trade provisions	€ (19,811)	€ (23,125)	€ 3,648
Professional services	244,355	211,305	211,579
Commissions	32,178	21,941	18,473
Supplies and auxiliary materials	170,021	149,831	131,932
Operating leases (note 9)	33,235
Operating leases (note 9)		84,299	80,136
Freight	130,663	112,340	105,292
Repair and maintenance expenses	136,377	107,806	103,518
Advertising	59,063	44,659	49,893
Insurance	25,647	22,632	21,529
Royalties	10,674	10,726	11,241
Travel expenses	61,346	51,428	58,171
External services	64,099	53,391	82,699
R&D Expenses	103,053	100,889	89,977
Other	40,903	48,104	38,470
Total other operating income and expenses	€ 1,091,803	€ 996,226	€ 1,006,558